Operating Segments - Summary of Long-Lived Assets by Geographical Location (Details) - USD ($)	Dec. 31, 2022	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Segment Reporting Information [Line Items]
Total property, plant and equipment	$ 1,862,667	$ 21,448,123	$ 37,345,716
Total intangible assets	17,343,178	21,655,035	25,956,830
Total goodwill	14,396,380	22,168,288	25,453,372	$ 30,104,661
Canada
Segment Reporting Information [Line Items]
Total property, plant and equipment	536,905	20,724,674	35,644,781
Total intangible assets	1,688,339	2,353,054	3,792,982
Total goodwill	2,424,414	2,625,851	2,613,935
United States
Segment Reporting Information [Line Items]
Total property, plant and equipment	1,325,762	723,449	1,700,935
Total intangible assets	15,654,839	19,301,981	22,163,848
Total goodwill	$ 11,971,966	$ 19,542,437	$ 22,839,437